Short-term and long-term loan (ADS Lending Arrangement) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
ADS lending arrangement in connection with issuance of convertible senior notes | ¥			¥ 33,836
ADS
Debt Instrument [Line Items]
Number of shares loaned		4,230,776
Price of Loaned ADSs (in dollars per share) | $ / shares		$ 0.0003
Outstanding number of Loaned ADSs		4,230,776
ADS lending arrangement in connection with issuance of convertible senior notes	¥ 33,836	$ 5